Other Loss	6 Months Ended
Jun. 30, 2016
Other Income and Expenses [Abstract]
Other Loss
Other Loss

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	$	$	$	$
Write-off of contingent consideration (note 10c)	36,333	—	36,333	—
Accrual of contingent liability (note 10c)	(57,950)	—	(57,950)	—
Miscellaneous income (loss)	181	(389)	331	(14)
Other loss	(21,436)	(389)	(21,286)	(14)